Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of the net assets available for benefits per the financial statements to the Plan’s Form 5500 as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$9,166,015,793	$8,601,948,391
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(7,299,584)	(17,011,578)
Excess contributions payable	4,911	9,525
Total net assets per the Plan’s Form 5500	$9,158,721,120	$8,584,946,338

The following is a reconciliation of the net increase in assets available for benefits per the financial statements to the Plan’s Form 5500 for the year ended December 31, 2025:

December 31, 2025
Net increase in net assets available for benefits per the financial statements	$564,067,402
Net change in adjustment from contract value to fair value for fully benefit-responsive investment contracts	9,711,994
Net change in excess contributions payable	(4,614)
Net income per the Plan’s Form 5500	$573,774,782